Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Data Storage Corp
Entity Central Index Key	0001419951
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This prospectus relates to the resale from time to time of up to 1,763,317 shares (the "Put Shares") of the common stock of Data Storage Corporation, a Nevada corporation ("we", "our", "us", or the "Company"), by Southridge Partners II, LP, a Delaware limited partnership ("Southridge"), which Put Shares we will put to Southridge pursuant to an equity purchase agreement, dated as of November 29, 2011 (the "Effective Date"), by and between the Company and Southridge (the "Equity Purchase Agreement" or the "Equity Line of Credit").
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 168,490	$ 50,395
Accounts receivable (less allowance for doubtful accounts of $48,000 and $35,000 in December and September 2011 and $17,000 in December 2010)	294,306	387,697
Deferred Compensation	37,041	17,562
Prepaid Expenses and other current assets	218,675	63,215
Total Current Assets	718,512	518,869
Property and Equipment:
Property and equipment	3,024,302	2,031,771
Less���Accumulated depreciation	(1,680,484)	(1,200,448)
Net Property and Equipment	1,343,818	831,323
Other Assets:
Goodwill	2,201,828	2,201,828
Deferred compensation	26,614	44,176
Other assets	61,923	18,652
Intangible Assets, net	955,048	1,169,404
Employee loan	0	23,000
Total Other Assets	3,245,413	3,457,060
Total Assets	5,307,743	4,807,252
Current Liabilities:
Accounts payable and accrued expenses	1,343,855	1,070,036
Credit line payable	100,292	99,970
Due to related party	124,753	52,718
Dividend Payable	162,500	125,000
Deferred revenue	641,381	461,724
Leases payable	499,325	325,934
Loans payable	128,182	122,251
Contingent consideration in SafeData acquisition	0	805,087
Total Current Liabilities	3,000,288	3,062,720
Deferred rental obligation	21,341	26,064
Due to officer	624,818	614,628
Loan payable long term	11,887	151,491
Leases payable long term	509,628	115,533
Convertible debt	0	18,928
Convertible debt ��� related parties	0	227,138
Total Long Term Liabilities	1,167,674	1,153,782
Total Liabilities	4,167,962	4,216,502
Commitments and contingencies	0	0
Stockholders��� Equity:
Preferred Stock, $.001 par value; 10,000,000 shares authorized; 1,401,786 shares issued and outstanding in each period	1,402	1,402
Common stock, par value $0.001; 250,000,000 shares authorized; 28,912,712, and 17,127,541 shares issued and outstanding for December 31, 2011 and 2010, respectively; 22,572,410 issued and outstanding for September 30, 2011.	28,913	17,861
Additional paid in capital	10,705,470	7,313,844
Accumulated deficit	(9,596,004)	(6,742,357)
Total Stockholders' Equity	1,139,781	590,750
Total Liabilities and Stockholders' Equity	$ 5,307,743	$ 4,807,252

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts related to accounts receivable	$ 48,000	$ 17,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	1,401,786	1,401,786
Preferred Stock, shares outstanding	1,401,786	1,401,786
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	28,912,712	17,127,541
Common stock, shares outstanding	28,912,712	17,127,541

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 3,940,323	$ 2,514,340
Cost of sales	2,509,921	1,583,459
Gross Profit	1,430,402	930,881
Selling, general and administrative	3,257,091	2,295,753
Loss from Operations	(1,826,689)	(1,364,872)
Other Income (Expense)
Gain on settlement of contingent consideration	176,497	0
Impairment of intangible assets	0	(126,130)
Interest income	2,244	2
Amortization of debt discount	(753,935)	(166,121)
Amortization of deferred financing fees	(4,368)	0
Loss on extinguishment of debt	(142,926)	0
Loss on settlement of liabilities	(8,975)	0
Interest expense	(245,496)	(141,860)
Total Other (Expense)	(976,958)	(434,109)
Loss before provision for income taxes	(2,803,647)	(1,798,981)
Provision for income taxes	0	0
Net loss	(2,803,647)	(1,798,981)
Preferred Stock Dividend	(50,000)	(50,000)
Net Loss Available to Common Shareholders	$ (2,853,647)	$ (1,848,981)
Loss per Share ��� Basic and Diluted	$ (0.13)	$ (0.12)
Weighted Average Number of Shares - Basic and Diluted	21,690,051	15,538,129

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Cash Flows [Abstract]
Net loss	$ (2,803,647)	$ (1,798,981)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	694,393	412,976
Amortization of debt discount	753,934	166,121
Non cash interest expense	167,925	0
Loss on extinguishment of debt	142,926	0
Loss on settlement of liabilities	8,975	0
Deferred compensation	19,333	68,050
Impairment of intangible asset	0	126,130
Deferred financing fees	4,368	0
Allowance for doubtful accounts	31,000	(9,742)
Stock based compensation	78,836	439,420
Gain on settlement of contingent consideration	(176,496)	0
Changes in Assets and Liabilities:
Accounts receivable	62,391	(91,101)
Other assets	(5,138)	3,608
Prepaid expenses and other current assets	(155,460)	(6,229)
Employee Loan	23,000	0
Accounts payable and accrued expenses	459,233	768,825
Deferred revenue	179,657	(117,048)
Deferred rent	(4,723)	(2,577)
Due to related party	0	18,000
Net Cash Used in Operating Activities	(519,493)	(22,548)
Cash Flows from Investing Activities:
Cash paid for equipment	0	0
Capital expenditures	(96,575)	(36,246)
Acquisition of SafeData, LLC net assets	0	(1,229,954)
Net Cash Used in Investing Activities	(96,575)	(1,266,200)
Cash Flows from Financing Activities:
Proceeds from the issuance of common stock	1,755,000	300,000
Issuance of convertible debt	0	1,000,000
Repayments of capital lease obligations	(328,470)	(224,620)
Repayments of loan obligations	(133,673)	0
Advances from (payments on) credit line	322	0
Payment of preferred dividend	(12,500)	0
Repayment of contingent consideration	(546,516)	0
Advances from shareholder	0	235,603
Net Cash Provided by Financing Activities	734,163	1,310,983
Increase in Cash and Cash Equivalents	118,095	22,235
Cash and Cash Equivalents, Beginning of Year	50,395	28,160
Cash and Cash Equivalents, End of Year	168,490	50,395
Cash paid for interest	76,571	24,906
Cash paid for income taxes	0	0
Non cash investing and financing activities:
Accrual of preferred stock dividend	50,000	50,000
Warrants issued with convertible debt	0	920,056
Stock issued in connection with acquisition of SafeData, LLC	150,000	850,000
Fixed assets acquired under capital leases	895,957	0
Stock issued for settlement of payables	255,000	0
Stock issued for financing fees	42,500	0
Stock issued for deferred compensation	21,250	0
Stock issued in settlement of convertible debt	1,000,000	0
Stock issued for accrued interest	$ 129,166	$ 0

Consolidated Statements Of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (69,746)	$ 1,402	$ 13,670	$ 4,808,558	$ (4,893,376)
Beginning Balance, (shares) at Dec. 31, 2009	0	1,401,786	13,670,399	0	0
Common Stock issued in private placement	300,000	0	600	299,400	0
Common Stock issued in private placement, (shares)	0	0	600,000	0	0
Common stock issued in SafeData acquisition	850,000	0	2,429	847,571	0
Common stock issued in SafeData acquisition, (shares)	0	0	2,428,572	0	0
Stock based compensation	67,421	0	0	67,421	0
Stock based compensation	372,000	0	1,063	370,937	0
Stock based compensation, (shares)	0	0	1,062,857	0	0
Stock options exercised	0	0	99	(99)	0
Stock options exercised, (shares)	0	0	98,505	0	0
Warrants issued with convertible debt	920,056	0	0	920,056	0
Net loss	(1,798,981)	0	0	0	(1,798,981)
Preferred stock dividend	(50,000)	0	0	0	(50,000)
Balance at Dec. 31, 2010	590,750	1,402	17,861	7,313,844	(6,742,357)
Balance, (shares) at Dec. 31, 2010	0	1,401,786	17,860,331	0	0
Common Stock issued in private placement	1,755,000	0	3,941	1,751,059	0
Common Stock issued in private placement, (shares)	0	0	3,940,777	0	0
Common stock issued in debt conversion	1,000,000	0	2,564	997,436	0
Common stock issued in debt conversion, (shares)	0	0	2,564,098	0	0
Common stock issued in lieu of interest	272,093	0	398	271,695	0
Common stock issued in lieu of interest, (shares)	0	0	400,002	0	0
Warrants exercised	0	0	2,998	(2,998)	0
Warrants exercised, (shares)	0	0	2,997,632	0	0
Stock issued in settlement of contingent liability	150,000	0	429	149,571	0
Stock issued in settlement of contingent liability, (shares)	0	0	428,571	0	0
Common stock issued in equity financing	42,500	0	50	42,450	0
Common stock issued in equity financing, (shares)	0	0	50,000	0	0
Stock based compensation	78,837	0	0	78,837	0
Stock issued for services provided	21,250	0	25	21,225	0
Stock issued for services provided, (shares)	0	0	25,000	0	0
Stock options exercised	0	0	838	(838)	0
Stock options exercised, (shares)	0	0	837,730	0	0
Stock issued in settlement of accounts payable	255,000	0	300	254,700	0
Stock issued in settlement of accounts payable, (shares)	0	0	300,000	0	0
Stock issuance cancellations	(172,000)	0	(491)	(171,509)	0
Stock issuance cancellations, (shares)	0	0	(491,429)	0	0
Net loss	(2,803,647)	0	0	0	(2,803,647)
Preferred stock dividend	(50,000)	0	0	0	(50,000)
Balance at Dec. 31, 2011	$ 1,139,781	$ 1,402	$ 28,913	$ 10,705,470	$ (9,596,004)
Balance, (shares) at Dec. 31, 2011	0	1,401,786	28,912,712	0	0

Description of business, organization and other matters	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1 – Description of business, organization and other matters

Description of Business

Data Storage Corporation (DSC), a cloud storage and cloud computing organization focused on disaster recovery and business continuity is the result of several transactions: a share exchange with Euro Trend Inc. incorporated on March 27, 2007 under the laws of the State of Nevada; ownership of Data Storage Corporation incorporated in 2001; and an Asset Acquisition of SafeData in 2010.

On October 20, 2008 we completed a Share Exchange Agreement whereby we acquired all of the outstanding capital stock and ownership interests of DSC. In exchange we issued 13,357,143 shares of our common stock to the Data Storage Corporation’s Shareholders.  This transaction was accounted for as a reverse merger for accounting purposes. Accordingly, Data Storage Corporation, the accounting acquirer, is regarded as the predecessor entity.

On June 17, 2010 we entered into an Asset Purchase Agreement with SafeData, a provider of Cloud Storage and Cloud Computing mostly to IBM’s Mid-Range Equipment users, under which we acquired all right, title and interest in the end user customer base of SafeData and all related current and fixed assets and contracts including the transfer of all of Safe Data’s current liabilities arising out of the business or the assets acquired. Pursuant to the Agreement, we paid an aggregate purchase price equal to $3,000,000. Giving effect to certain holdback and contingency clauses as defined in the agreement, we paid $1,229,952 in cash and $850,000 in shares of our common stock as well as assumption of SafeData Accounts Payable and Receivables.  In June of 2011 we made a final payment net of holdback of $482,308. and we issued the remaining balance of $150,000 in Common Stock.  See also Note 11.

Liquidity

The financial statements have been prepared using accounting principles generally accepted in the United States of America applicable for a going concern, which assumes that the Company will realize its assets and discharge its liabilities in the ordinary course of business. For the year ended December 31, 2011, the Company has generated revenues of $3,940,323 but has incurred a net loss of $2,803,647. Its ability to continue as a going concern is dependent upon achieving sales growth, reduction of operation expenses and ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.  The Company has been funded by the CEO and largest shareholder since inception as well as several Directors.  It is the intention of Charles Piluso to continue to fund the Company on an as needed basis.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 - Summary of Significant Accounting Policies

Stock Based Compensation

The Company follows the requirements of FASB ASC 718-10-10, Share Based Payments with regard to stock-based compensation issued to employees.  The Company has various employment agreements and consulting arrangements that call for stock to be awarded to the employees and consultants at various times as compensation and periodic bonuses. The expense for this stock based compensation is equal to the fair value of the stock that was determined by using the most recent private placement price on the day the stock was awarded multiplied by the number of shares awarded.  The Company records its options at fair value using the Black-Scholes valuation model.

Recently Issued and Newly Adopted Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 enhances current disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Entities are required to provide both net and gross information for these assets and liabilities in order to facilitate comparability between financial statements prepared on the basis of U.S. GAAP and financial statements prepared on the basis of IFRS. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 is not expected to have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08 (“ASU 2011-08”), which updates the guidance in ASC Topic 350, Intangibles – Goodwill & Other. The amendments in ASU 2011-08 permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than the carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than fifty percent. If, after assessing the totality of events or circumstances, an entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendments in ASU 2011-08 include examples of events and circumstances that an entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. However, the examples are not intended to be all-inclusive and an entity may identify other relevant events and circumstances to consider in making the determination. The examples in this ASU 2011-08 supersede the previous examples under ASC Topic 350 of events and circumstances an entity should consider in determining whether it should test for impairment between annual tests, and also supersede the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to perform the second step of the impairment test. Under the amendments in ASU 2011-08, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit’s fair value from a prior year as previously permitted under ASC Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. ASU 2011-08 is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”), which updated the guidance in ASC Topic 820, Fair Value Measurement. The amendments in ASU 2011-04 generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASU 2011-04 results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments in ASU 2011-04 are to be applied prospectively. For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. ASU 2011-04 is not expected to have a material impact on the Company’s financial position or results of operations.

In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU 2010-29”). The amendments in ASU 2010-29 affect any public entity as defined by ASC Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of ASU 2010-29 did not have a material impact on the Company’s results of operations or financial condition.

In December 2010, the FASB issued ASU 2010-28, “Intangibles — Goodwill and Other (ASC Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU 2010-28”). The amendments in ASU 2010-28 modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in ASU 2010-28 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU 2010-28 did not have a material impact on the Company’s results of operations or financial condition.

In April 2010, the FASB issued ASU 2010-17, “Revenue Recognition — Milestone Method” (“ASU 2010-17”). ASU 2010-17 provides guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. A vendor can recognize consideration that is contingent upon achievement of a milestone in its entirety as revenue in the period in which the milestone is achieved only if the milestone meets all criteria to be considered substantive. The following criteria must be met for a milestone to be considered substantive: the consideration earned by achieving the milestone should (i) be commensurate with either the level of effort required to achieve the milestone or the enhancement of the value of the item delivered as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone; (ii) be related solely to past performance; and (iii) be reasonable relative to all deliverables and payment terms in the arrangement. No bifurcation of an individual milestone is allowed and there can be more than one milestone in an arrangement. Accordingly, an arrangement may contain both substantive and non-substantive milestones. ASU 2010-17 is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years, beginning on or after June 15, 2010. The adoption of ASU 2010-17 did not have a material effect on the Company’s results of operations or financial condition.

In October 2009, the FASB issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements” (“ASU 2009-13”). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments in ASU 2009-13 eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method. ASU 2009-13 should be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The adoption of ASU 2009-13 did not have a material impact on the Company’s results of operations or financial condition.

Management does not believe there would have been a material effect on the accompanying financial statements had any other recently issued, but not yet effective, accounting standards been adopted in the current period.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary, Data Storage Corporation, a Delaware Corporation.  All significant inter-company transactions and balances have been eliminated in consolidation.

Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments with an original maturity or remaining maturity at the time of purchase, of three months or less to be cash equivalents.

Concentration of credit risk and other risks and uncertainties

Financial instruments and assets subjecting the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and trade accounts receivable. The Company's cash and cash equivalents are maintained at major U.S. financial institutions. Deposits in these institutions may exceed the amount of insurance provided on such deposits.

The Company's customers are primarily concentrated in the United States.

The Company provides credit in the normal course of business.  The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts on factors surrounding the credit risk of specific customers, historical trends, and other information.

For the year ended December 31, 2010 the company had one customer that represented 11% of sales.

Accounts Receivable/Allowance for Doubtful Accounts

The Company sells its services to customers on an open credit basis. Accounts receivable are uncollateralized, non-interest-bearing customer obligations. Accounts receivables are due within 30 days. The allowance for doubtful accounts reflects the estimated accounts receivable that will not be collected due to credit losses and allowances. Provisions for estimated uncollectible accounts receivable are made for individual accounts based upon specific facts and circumstances including criteria such as their age, amount, and customer standing. Provisions are also made for other accounts receivable not specifically reviewed based upon historical experience.  Clients are invoiced in advance for services as reflected in deferred revenue on the company’s balance sheet.

Property and Equipment

Property and equipment is recorded at cost and depreciated over their estimated useful lives or the term of the lease using the straight-line method for financial statement purposes. Estimated useful lives in years for depreciation are 5 to 7 years for property and equipment. Additions, betterments and replacements are capitalized, while expenditures for repairs and maintenance are charged to operations when incurred. As units of property are sold or retired, the related cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in income.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At December 31, 2011, the Company had a full valuation allowance against its deferred tax assets.

Estimated Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts receivable and accounts payable, line of credit and due to related parties. Management believes the estimated fair value of these accounts at December 31, 2011 approximate their carrying value as reflected in the balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.  The carrying values of the company’s long-term debt approximates their fair values based upon a comparison of the interest rate and terms of such debt to the rates and terms of debt currently available to the company.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition

The Company’s revenues consist principally of cloud storage and cloud computing revenues, SaaS and IaaS. Storage revenues consist of monthly charges related to the storage of materials or data (generally on a per unit basis).  Sales are generally recorded in the month the service is provided.  For customers who are billed on an annual basis, deferred revenue is recorded and amortized over the life of the contract. Set up fees charged in connection with storage contracts are deferred and recognized on a straight line basis over the life of the contract.

 Advertising Costs

The Company expenses the costs associated with advertising as they are incurred.  The Company incurred $187,463 and $70,211 for advertising costs for the years ended December 31, 2011 and 2010, respectively.

Net Income (Loss) per Common Share

In accordance with FASB ASC 260-10-5 Earnings Per Share, basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) adjusted for income or loss that would result from the assumed conversion of potential common shares from contracts that may be settled in stock or cash by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. The inclusion of the potential common shares to be issued have an anti-dilutive effect on diluted loss per share and therefore they are not included in the calculation. Potentially dilutive securities at December 31, 2011 include 2,563,115 options and 173,427 warrants.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3 - Property and Equipment

Property and equipment, at cost, consist of the following:

	December 31,
	2011	2010
Storage equipment	$2,149,294	$1,613,359
Website and software	169,833	169,833
Furniture and fixtures	22,837	22,837
Computer hardware and software	91,687	84,592
Data Center	590,651	141,250
	3,024,302	2,031,771
Less: Accumulated depreciation	1,680,484	1,200,448
Net property and equipment	$1,343,818	$831,323

Depreciation expense for the years ended December 31, 2011 and 2010 was $480,036 and $287,065, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 4 - Goodwill and Intangible Assets

Goodwill and Intangible assets consisted of the following:
	Estimated life in years	December 31, 2011
		Gross amount	Accumulated Amortization

Goodwill	Indefinite	$2,201,828	-

Intangible assets not subject to amortization
Trademarks	Indefinite	279,268	-
Intangible assets subject to amortization
Customer list	5 - 15	854,178	339,514
Non-compete agreements	4	262,147	101,031

Total Intangible Assets		1,395,593	440,545

Total Goodwill and Intangible Assets		$3,597,421	$440,545

Scheduled amortization over the next five years as follows:

Twelve months ending December 31,
2012		$214,356
2013		214,356
2014		178,858
2015		68,210
	Total	$675,780

Amortization expense for the year ended December 31, 2011 and 2010 were $214,357 and $125,911 respectively

Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations [Abstract]
Debt and Capital Leases Disclosures [Text Block]

Note 5 – Capital lease obligations

The Company acquired capital leases in the acquisition of SafeData. The economic substance of the leases is that the Company is financing the acquisitions through the leases and accordingly, they are recorded in the Company’s assets and liabilities. The leases are payable to Systems Trading, Inc. and IBM with combined monthly installments of $56,136 through various dates in 2011 and 2012. The leases are secured with the computer equipment.  Interest rates on capitalized leases vary from 6%-12% and are imputed based on the lower of the Company’s incremental borrowing rate at the inception of each lease or the lessor’s implicit rate of return.

Future minimum lease payments under the capital leases are as follows:

As of December 31, 2011	$1,068,815
Less amount representing interest	(59,862)
Total obligations under capital leases	1,008,953
Less current portion of obligations under capital leases	(499,325)
Long-term obligations under capital leases	$509,628

Long-term obligations under capital leases at December 31, 2011 mature as follows:

For the year ending December 31, 2012	$500,020
2013	301,656
2014	175,642
2015	31,635

$1,.008,953

The assets held under the capital leases are included in property and equipment as follows:

Equipment	$1,262,488
Less: accumulated depreciation	295,365

$967,123

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 6 - Commitments and Contingencies

Revolving Credit Facility

On January 31, 2008 the Company entered into a revolving credit line with a bank. The credit facility provides for $100,000 at prime plus .5%, 3.75% at December 31, 2011, and is secured by all assets of the Company and personally guaranteed by the Company’s principal shareholder. As of December 31, 2011, the Company owed $100,292 under this agreement.

Loan Payable

On August 04, 2010, the Company entered into a note payable with Systems Trading, LLC in settlement of past due balances owed by SafeData related to certain capital leases. The note bears interest at 4%, and is due in 24 equal installments of $11,927 commencing February 4, 2011 through January 04, 2013. The note payable balance as of December 31, 2011 is $140,069.

Total maturities of the long term debt are as follows:

For the year ending December 31
2012	$139,604
2013	11,887

$140,069

Operating Leases

The Company currently leases office space in New York, NY; Garden City, NY and Warwick, RI.

The lease for office space in Warwick, RI calls for monthly payments of $5,400 plus a portion of the operating expenses beginning in April 2012 and ending in December 2012.

The lease for office space in Garden City, NY calls for escalating monthly payments ranging from $6,056 to $6,617 plus a portion of the operating expenses through June 2014.

The lease for office space in New York, NY was prepaid in August 2011 for the 9 ½ months period ending May 29, 2012.  The prepaid rent was $35,915 and the deposit was $1,500.

Minimum obligations under these lease agreements are as follows:

For the year Ending December 31,:
2012	$85,580
2013	78,259
2014	39,709

$334,915

Rent expense for the years ended December 31, 2011 and December 31, 2010 was $178,581 and $116,203 respectively.

Convertible Debt	12 Months Ended
Dec. 31, 2011
Convertible Debt [Abstract]
Debt Disclosure [Text Block]

 Note 7 – Convertible debt

Related parties

On May 21, 2010 the Company entered into a security purchase agreements with its Chief Executive Officer for $538,463 of convertible notes payable along with 1,623,159 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.  In December 2011 the convertible notes were converted to 1,380,671 shares of common stock and the warrants were exercised as a cashless transaction that resulted in 1,593,647 of common stock.  The Company also issued 65,666 shares of its Common Stock to settle accrued interest As an inducement to convert the debt, the company issued 142,534 shares of its Common Stock.  The issuance and settlement resulted in a loss on extinguishment of $77,212.

Unrelated parties

On May 21, 2010 the Company entered into two security purchase agreements with independent investors for $461,537 of convertible notes payable along with 1,391,278 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.  In December 2011 the convertible notes were converted to 1,183,427 shares of common stock and the warrants were exercised as a cashless transaction that resulted in 1,365,983 of common stock.  The Company also issued 79,738 shares to settle accrued interest.  As an inducement to convert the debt, the Company issued 110,859 shares of its Common Stock.  The issuance and settlement resulted in a loss on extinguishment of $65,713.

At their commitment date, each convertible promissory note was tested for a beneficial conversion feature by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized a beneficial conversion feature of $410,256 which was recorded as a discount to the convertible promissory notes with an offset to additional paid-in capital. Additionally, the relative fair value of the warrants of $509,800 was calculated and recorded as a further reduction to the carrying amount of the convertible debt and as an addition to paid-in capital. The Company is amortizing the debt discount over the term of the debt. Amortization of debt discount for the year ended December 31, 2011 was $753,935.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 8 - Stockholders’ Equity

Capital Stock

The Company has 260,000,000 shares of capital stock authorized, consisting of 250,000,000 shares of Common Stock, par value $0.001, 10,000,000 shares of Series A Preferred Stock, par value $0.001 per share.

Common Stock Options

During the year ended December 31, 2011 the Company issued 522,215 common stock options under the 2008 Stock Equity Plan which was discontinued on February 3rd, 2012.

A summary of the Company's option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2010	2,929,434	$0.02 - 0.36	$0.09
Options Granted	1,013,668	0.31 - 0.36	0.35
Options Exercised	(103,505)	0.02	0.02
Options Cancelled	(169,428)	0.32	0.32
Options Outstanding at December 31, 2010	3,670,169	$0.02 - 0.36	$0.14
Options Granted	522,215	0.41 - 0.85	0.44
Options Exercised	(1,583,592)	0.02	.02
Options Expired	(45,677)	0.32	0.32
Options Outstanding at December 31, 2011	2,563,115	$0.02 - 0.85	$0.28

Options Exercisable at December 31, 2011	1,180,988	$0.02 - 0.85	$0.37

Share-based compensation expense for options totaling $181,960 was recognized in our results for the year ended December 31, 2011 is based on awards vested. The options were valued at the grant date at $366,014.

During the year ended December 31, 2011, 1,583,592 Options were exercised in a cashless transaction resulting in the issuance of 837,730 shares of Common Stock.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments.  The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards.  The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2011 and 2010 are set forth in the table below.

	2011	2010
Weighted average fair value of options granted	$0.37	$0.35
Risk-free interest rate	2.20%	2.54 - 3.57%
Volatility	74.98%	77.45 – 117.62%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

As of December 31, 2011, there was approximately $248,882 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share based compensation plans that is expected to be recognized over a weighted average period of approximately 2.5 years.

Common Stock Warrants

A summary of the Company's warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2010	211,427	$0.02	$0.02
Warrants Granted	3,014,438	0.01	0.01
Warrants Exercised	-0-	-0-	-0-
Warrants Cancelled	-0-	-0-	-0-
Warrants Outstanding at December 31, 2010	3,225,865	$0.02	$0.02
Warrants Granted	0	0.01	0.01
Warrants Exercised	3,052,438	-0-	-0-
Warrants Cancelled	-0-	-0-	-0-
Warrants Outstanding at December 31, 2011	173,427	$0.02	$0.02

Warrants exercisable at December 31, 2011	173,427	$0.02	$0.02

During the year ended December 31, 2011, 3,052,438 warrants were exercised in a cashless transaction resulting in the issuance of 2,997,632 shares of Common Stock.

The valuation methodology used to determine the fair value of the warrants issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments.  The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards.  The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2010 is set forth in the table below.

2010
Weighted average fair value of options granted	$.01
Risk-free interest rate	3.32%
Volatility	85%
Expected life (years)	10
Dividend yield	0.00%

Preferred Stock

Liquidation preference

Upon any liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any Common Stock, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Corporation legally available for distribution to stockholders, for each share of Series A Preferred Stock held by such holder, an amount per share of Series A Preferred Stock equal to the Original Issue Price for such share of Series A Preferred Stock plus all accrued and unpaid dividends on such share of Series A Preferred Stock as of the date of the Liquidation Event.

Conversion

The number of shares of Common Stock to which a share of Series A Preferred Stock may be converted shall be the product obtained by dividing the Original Issue Price of such share of Series A Preferred Stock by the then-effective Conversion Price (as defined below) for such share of Series A Preferred Stock. The conversion price for the Series A Preferred Stock shall initially be equal to $.39 and shall be adjusted from time to time.

Voting

Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes, upon any meeting of the stockholders of the Corporation (or action taken by written consent in lieu of any such meeting) equal to the number of shares of Class B Common Stock into which such shares of Series A Preferred Stock could be converted

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all Common Stock (as defined below), shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%)   per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Corporation.

Stock Issuances

During the year ended December 31, 2011 the company issued 3,940,777 shares of common stock for an aggregate $1.755 Million to unrelated independent investors

Convertible debt holders exercised their rights which included the conversion of stock and warrant exercise for a total of 5,523,728 shares of common stock.  In addition the holders received an inducement of 253,393 shares to convert and accept shares in lieu of past due interest payments.  Shares issued for past due interest payments totaled 145,404.  The transaction resulted in the recognition of a loss on extinguishment of debt of $142,925.

During the year the company issued 300,000 shares of common stock in settlement of accounts payable and 50,000 shares in connection with a financing.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9 - Related Party Transactions

Due to related party represents rent accrued to a partnership controlled by the Chief Executive Officer of the company for the New York Data Center.  The rent expense for the data center is $1,500 per month.

As of December 31, 2011 the Company owed the Chief Executive Officer $624,818. These advances bear no interest and has no stated terms of repayment.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 10 - Income Taxes

The components of the provision (benefit) for income taxes are as follows:

Years Ended December 31,
	2011	2010
CURRENT
Federal	$-0-	$-0-
State	-0-	-0-
Total current tax provision	-0-	-0-

DEFERRED
Federal	-0-	-0-
State	-0-	-0-
Total deferred tax provision	-0-	-0-
Total tax provision (benefit)	$-0-	$-0-

The Components of deferred taxes consists of the following

Deferred Tax Assets:

Net operating loss carry-forward	$(1,300,983)	$(762,488)
Less: valuation allowance	(1,300,983)	(762,488)
Deferred tax assets	-0-	-0-
Deferred tax liabilities	-0-	-0-

Net deferred tax asset	$-0-	$-0-

The Company had federal and state net operating tax loss carry-forwards of approximately $3,166,039 and $3,162,384, respectively as of December 31, 2011.  The tax loss carry-forwards are available to offset future taxable income with the federal and state carry-forwards beginning to expire in 2028.

In 2010, net deferred tax assets did not change due to the full allowance.  The gross amount of the asset is entirely due to the Net operating loss carry forward.  The realization of the tax benefits is subject to the sufficiency of taxable income in future years.  The combined deferred tax assets represent the amounts expected to be realized before expiration.

The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets.  The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible profits.  As a result of this analysis of all available evidence, both positive and negative, the Company concluded that it is more likely than not that its net deferred tax assets will ultimately not be recovered and, accordingly, a valuation allowance was recorded as of December 31, 2011 and 2010.

The difference between the expected income tax expense (benefit) and the actual tax expense (benefit) computed by using the Federal statutory rate of 34% is as follows:

	Year Ended December 31,
	2011	2010

Expected income tax benefit (loss) at statutory rate of 34%	$473,295	$163,917
State and local tax benefit, net of federal	98,835	34,230
Change in valuation account	(572,130)	(198,147)

Income tax expense (benefit)	$-0-	$-0-

Acquisition	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisition Disclosure [Text Block]

Note 11 - Acquisition

On June 17, 2010, our wholly owned subsidiary Data Storage Corporation, a Delaware corporation (“Data Storage DE”) and SafeData, LLC, a Delaware Limited Liability Company (“SafeData”) entered into an Asset Purchase Agreement (the “Agreement”); setting forth the acquisition of SafeData’s assets. Data Storage DE and its parent Data Storage Corporation is hereinafter referred to as the “Company” or “Data Storage.”

As described above, on June 17, 2010, SafeData agreed to sell, transfer, assign, and deliver to the Company all right, title and interest in the end user customer base of SafeData (the “Business”) and all related current and fixed assets and contracts related to the Business. These assets include, but not limited to, all of SafeData’s accounts receivable and intellectual property. Additionally, SafeData transferred to the Company all of their current liabilities to the extent arising out of the business or the assets.

Pursuant to the Agreement, the Company paid an aggregate purchase price for the Assets equal to $3,000,000 (the “Purchase Price”) with $2,000,000 paid in cash and $1,000,000 in shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) valued at $0.35 per share or 2,857,142 shares of Common Stock. Upon Closing (as defined in the Agreement), a certain portion of the Purchase Price was deferred subject to certain holdback and contingency clauses contained in the Agreement.  Total price paid for SafeData Assets in the Acquisition was $3 million dollars.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller, less credit threshold adjustment of $70,047	$1,229,952
Stock issued to seller	850,000
Holdback price adjustments	779,437
Total purchase price	2,859,389

Assets acquired:
Accounts Receivable	259,476
Prepaid Expenses	35,883
Fixed Assets	773,819
Security Deposits	10,500
Total assets acquired	1,079,678

Liabilities assumed:
Accounts payable	499,641
Capital Lease Obligation	666,087
Deferred Revenue	537,016
Total liabilities assumed	1,702,744

Net assets acquired	(623,066)

Excess purchase price	$3,482,455

The holdback consists of $150,000 issuable in Commons Stock, $700,000 note payable and $50,649 for pre-closing adjustments.  The Company discounted the contingent consideration based on an estimated rate of 16% and recognized the interest over the term of the agreement.  During 2011 the Company made cash payments totaling $546,516 plus Common Stock valued at $150,000 in full settlement under the holdback and contingency clauses.  After certain adjustments allowed for in the Contract the Company recognized a gain on settlement of contingent consideration of $176,497.  The final payment for the Holdback price adjustment was made based on an adjustment to the holdback amount because of a greater than 10% decrease in monthly recurring due to lost accounts and bad payers and a direct deduction for payables not disclosed in the closing documents. The formula is (Closing monthly revenue less monthly revenue for lost accounts and bad payers) divided by closing monthly recurring revenue less 50% divided by 40% times the holdback of $700,000.

Based on an independent appraisal, the Company allocated $1,280,627 of the excess purchase price to intangible assets with the balance of $2,201,828 assigned to Goodwill. The consolidated financial statements presented include the results of operations for SafeData for the period from June 17, 2010 to December 31, 2010.

The intangible assets subject to amortization have been assigned useful lives as follows:

Customer list	5 years
Non-compete agreements	4 years

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12 – Subsequent Events

On January 31, 2012, the company completed a convertible debt offering of $500,000, with a member of the company’s board of Directors, convertible into common stock at $0.85 per share